Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Executives/directors agreements

The Company has several employment agreements with executives and directors with the latest expiring in 2024. All agreements provide for automatic renewal options with varying terms of one year or three years unless terminated by either party. Future payments for employment agreements as of December 31, are as follows:

Amount
Years ending December 31:
2021	$510,463
2022	358,951
2023	285,000
2024	1,538
Total minimum payment required	$1,155,952

Contracted expenditure commitments

The Company’s contracted expenditures commitments as of December 31, 2020 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$1,039,515	$373,159	$666,356	$-	$-
Operating lease commitments	(b)	342,151	285,304	56,847	-	-
		$1,381,666	$658,463	$723,203	$-	$-

(a)	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.

(b)	The Company has leased various low value items with various lease terms.

Bank guarantees

As of December 31, 2020, the Company had commitments with banks for bank guarantees in favor of government agencies and others of approximately $3,164,000.

Litigation

As of the date of filing, the Company is a defendant in various labor related lawsuits totaling approximately $773,858 Management believes these cases are without merit and is confident that the Appeals Court will make the decision according to the consideration of the Court of First Instance and order the dismissal of such lawsuits. Therefore, no provision has been made for these liabilities in the financial statements.